QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.6%
COMMUNICATION SERVICES - 6.0%
Entertainment - 2.1%
Electronic Arts Inc.	2,645	$284,364	*(a)
IMAX Corp.	12,929	264,140	*(a)
Nintendo Co. Ltd.	700	282,552	(b)
Take-Two Interactive Software Inc.	2,400	293,832	*(a)
Zynga Inc., Class A Shares	36,000	220,320	*(a)

Total Entertainment		1,345,208

Interactive Media & Services - 2.0%
Auto Trader Group PLC	59,504	470,263	(b)
Dip Corp.	8,200	242,298	(b)
Mixi Inc.	15,000	284,476	(b)
Rightmove PLC	33,400	280,875	(b)

Total Interactive Media & Services		1,277,912

Media - 1.3%
AMC Networks Inc., Class A Shares	4,408	174,116	*(a)
Criteo SA, ADR	10,100	175,033	*(a)
Fuji Media Holdings Inc.	18,200	258,319	(b)
Nippon Television Holdings Inc.	17,000	226,818	(b)

Total Media		834,286

Wireless Telecommunication Services - 0.6%
Softbank Corp.	27,800	372,550	(b)

TOTAL COMMUNICATION SERVICES		3,829,956

CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.5%
CIE Automotive SA	11,901	281,915	(b)
Magna International Inc.	6,600	361,881
TS Tech Co. Ltd.	10,000	310,166	(b)

Total Auto Components		953,962

Distributors - 0.6%
Inchcape PLC	39,669	370,921	(b)

Hotels, Restaurants & Leisure - 3.0%
Aristocrat Leisure Ltd.	16,200	384,208	(b)
Betsson AB	19,100	89,130	*(b)
BJ’s Restaurants Inc.	3,673	139,427	(a)
Evolution Gaming Group AB	13,208	397,470	(b)
Greggs PLC	7,500	228,481	(b)
Starbucks Corp.	3,820	335,854	(a)
Yum! Brands Inc.	3,300	332,409	(a)

Total Hotels, Restaurants & Leisure		1,906,979

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2019 Quarterly Report	1

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Household Durables - 2.1%
Bovis Homes Group PLC	16,319	$295,557	(b)
Forbo Holding AG, Registered Shares	206	350,546	(b)
Redrow PLC	48,577	479,962	(b)
Sekisui House Ltd.	10,600	226,375	(b)

Total Household Durables		1,352,440

Internet & Direct Marketing Retail - 1.3%
boohoo Group PLC	74,000	292,562	*(b)
Booking Holdings Inc.	147	301,898	*(a)
Real Matters Inc.	26,000	246,675	*

Total Internet & Direct Marketing Retail		841,135

Leisure Products - 0.3%
Tomy Co. Ltd.	16,500	213,429	(b)

Multiline Retail - 1.0%
Izumi Co. Ltd.	5,700	204,883	(b)
Next PLC	4,763	443,486	(b)

Total Multiline Retail		648,369

Specialty Retail - 2.6%
Best Buy Co. Inc.	3,823	335,659	(a)
Dunelm Group PLC	28,356	435,040	(b)
Home Depot Inc.	1,383	302,020	(a)
JD Sports Fashion PLC	33,000	368,583	(b)
Tractor Supply Co.	2,351	219,677	(a)

Total Specialty Retail		1,660,979

Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	1,225	398,134	(b)
Deckers Outdoor Corp.	2,400	405,264	*(a)
Under Armour Inc., Class A Shares	14,692	317,347	*(a)

Total Textiles, Apparel & Luxury Goods		1,120,745

TOTAL CONSUMER DISCRETIONARY		9,068,959

CONSUMER STAPLES - 4.1%
Beverages - 0.9%
Monster Beverage Corp.	3,820	242,761	*(a)
Suntory Beverage & Food Ltd.	7,200	301,093	(b)

Total Beverages		543,854

Food & Staples Retailing - 0.8%
Empire Co. Ltd., Class A Shares	8,200	192,347
Seven & i Holdings Co. Ltd.	8,800	321,981	(b)

Total Food & Staples Retailing		514,328

See Notes to Schedule of Investments.

2	QS Global Market Neutral Fund 2019 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Food Products - 0.8%
Simply Good Foods Co.	6,500	$185,510	*(a)
Tate & Lyle PLC	30,000	302,379	(b)

Total Food Products		487,889

Household Products - 0.4%
Kimberly-Clark Corp.	2,057	282,940	(a)

Personal Products - 0.6%
Unilever PLC	6,200	354,945	(b)

Tobacco - 0.6%
Swedish Match AB	7,934	409,028	(b)

TOTAL CONSUMER STAPLES		2,592,984

ENERGY - 4.7%
Energy Equipment & Services - 0.7%
Petrofac Ltd.	41,138	209,528	(b)
Tecnicas Reunidas SA	8,815	235,694	*(b)

Total Energy Equipment & Services		445,222

Oil, Gas & Consumable Fuels - 4.0%
Beach Energy Ltd.	129,500	229,122	(b)
ConocoPhillips	3,967	257,974	(a)
Lundin Petroleum AB	10,872	369,486	(b)
Phillips 66	3,200	356,512	(a)
Repsol SA	23,959	375,853	(b)
Royal Dutch Shell PLC, Class A Shares	11,819	351,314	(b)
Valero Energy Corp.	3,854	360,927	(a)
Viva Energy Group Ltd.	188,800	255,032	(b)

Total Oil, Gas & Consumable Fuels		2,556,220

TOTAL ENERGY		3,001,442

FINANCIALS - 10.1%
Banks - 2.7%
Comerica Inc.	3,700	265,475	(a)
Danske Bank A/S	14,000	226,414	(b)
DNB ASA	15,900	297,965	(b)
ING Groep NV	18,300	219,930	(b)
Raiffeisen Bank International AG	9,400	235,798	(b)
Seven Bank Ltd.	63,300	208,030	(b)
Yamaguchi Financial Group Inc.	40,100	271,280	(b)

Total Banks		1,724,892

Capital Markets - 0.9%
CI Financial Corp.	19,200	320,998
Intermediate Capital Group PLC	13,517	288,991	(b)

Total Capital Markets		609,989

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2019 Quarterly Report	3

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Consumer Finance - 0.6%
Ally Financial Inc.	11,754	$359,202	(a)

Diversified Financial Services - 0.3%
Financial Products Group Co. Ltd.	17,600	170,210	(b)

Insurance - 5.1%
Aegon NV	70,057	320,677	(b)
Allianz SE, Registered Shares	1,322	324,169	(b)
ASR Nederland NV	9,462	354,781	(b)
Aviva PLC	74,350	414,767	(b)
Direct Line Insurance Group PLC	52,000	216,666	(b)
Japan Post Insurance Co. Ltd.	12,500	213,963	(b)
Manulife Financial Corp.	20,600	418,171
MetLife Inc.	6,612	337,014	(a)
Prudential PLC	15,000	288,621	(b)
QBE Insurance Group Ltd.	40,500	367,062	(b)

Total Insurance		3,255,891

Thrifts & Mortgage Finance - 0.5%
Deutsche Pfandbriefbank AG	18,163	297,498	(b)

TOTAL FINANCIALS		6,417,682

HEALTH CARE - 6.3%
Biotechnology - 0.5%
Regeneron Pharmaceuticals Inc.	735	275,978	*(a)

Health Care Providers & Services - 1.4%
Cardinal Health Inc.	5,583	282,388	(a)
Chemed Corp.	735	322,856	(a)
McKesson Corp.	2,057	284,524	(a)

Total Health Care Providers & Services		889,768

Health Care Technology - 0.5%
Veeva Systems Inc., Class A Shares	2,311	325,065	*(a)

Life Sciences Tools & Services - 0.6%
ICON PLC	2,300	396,129	*(a)

Pharmaceuticals - 3.3%
Bausch Health Cos. Inc.	7,300	218,514	*
Bristol-Myers Squibb Co.	7,346	471,540	(a)
GlaxoSmithKline PLC	14,300	336,419	(b)
Hikma Pharmaceuticals PLC	7,400	196,027	(b)
Indivior PLC	249,769	129,303	*(b)
Roche Holding AG	1,375	445,855	(b)
Shionogi & Co. Ltd.	5,100	315,094	(b)

Total Pharmaceuticals		2,112,752

TOTAL HEALTH CARE		3,999,692

See Notes to Schedule of Investments.

4	QS Global Market Neutral Fund 2019 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
INDUSTRIALS - 18.3%
Aerospace & Defense - 0.5%
Safran SA	2,100	$325,530	(b)

Air Freight & Logistics - 1.4%
Expeditors International of Washington Inc.	3,820	298,036	(a)
Royal Mail PLC	91,000	273,042	(b)
Yamato Holdings Co. Ltd.	18,000	307,820	(b)

Total Air Freight & Logistics		878,898

Airlines - 1.5%
Air Canada	11,800	440,814	*
JetBlue Airways Corp.	12,900	241,488	*(a)
Southwest Airlines Co.	5,142	277,565	(a)

Total Airlines		959,867

Building Products - 0.6%
CSW Industrials Inc.	2,204	169,708	(a)
Sanwa Holdings Corp.	18,400	206,138	(b)

Total Building Products		375,846

Commercial Services & Supplies - 1.2%
Aggreko PLC	18,200	200,908	(b)
Ritchie Bros Auctioneers Inc.	6,300	270,329
Tetra Tech Inc.	3,526	303,800	(a)

Total Commercial Services & Supplies		775,037

Construction & Engineering - 1.3%
Great Lakes Dredge & Dock Corp.	15,721	178,119	*(a)
Koninklijke Volkerwessels NV	8,200	202,187	(b)
MasTec Inc.	4,300	275,888	*(a)
Obayashi Corp.	17,600	195,147	(b)

Total Construction & Engineering		851,341

Electrical Equipment - 1.0%
Nippon Carbon Co. Ltd.	7,300	273,167	(b)
Signify NV	12,600	394,008	(b)

Total Electrical Equipment		667,175

Machinery - 2.5%
Amada Holdings Co. Ltd.	20,600	233,950	(b)
DMG Mori Co. Ltd.	21,500	329,081	(b)
Dover Corp.	1,600	184,416	(a)
IMI PLC	18,365	287,378	(b)
Mitsui E&S Holdings Co. Ltd.	30,400	245,915	*(b)
Takeuchi Manufacturing Co. Ltd.	10,000	149,610	(b)
Valmet Oyj	8,000	191,694	(b)

Total Machinery		1,622,044

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2019 Quarterly Report	5

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Professional Services - 4.3%
Adecco Group AG, Registered Shares	3,400	$214,948	(b)
Bureau Veritas SA	13,693	357,809	(b)
FTI Consulting Inc.	2,204	243,895	*(a)
Insperity Inc.	3,232	278,081	(a)
JAC Recruitment Co. Ltd.	13,300	237,099	(b)
McMillan Shakespeare Ltd.	14,000	128,954	(b)
Meitec Corp.	6,500	364,901	(b)
Robert Half International Inc.	5,877	371,132	(a)
TriNet Group Inc.	4,555	257,859	*(a)
Wolters Kluwer NV	3,600	263,135	(b)

Total Professional Services		2,717,813

Road & Rail - 1.1%
Aurizon Holdings Ltd.	51,000	187,620	(b)
Landstar System Inc.	2,498	284,447	(a)
TFI International Inc.	7,600	256,172

Total Road & Rail		728,239

Trading Companies & Distributors - 2.4%
Ashtead Group PLC	13,504	432,137	(b)
Hanwa Co. Ltd.	9,300	243,256	(b)
Mitsubishi Corp.	8,500	225,503	(b)
Sojitz Corp.	105,900	340,835	(b)
WESCO International Inc.	4,408	261,791	*(a)

Total Trading Companies & Distributors		1,503,522

Transportation Infrastructure - 0.5%
Kamigumi Co. Ltd.	13,600	297,967	(b)

TOTAL INDUSTRIALS		11,703,279

INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.4%
Cisco Systems Inc.	6,465	310,061	(a)
Spirent Communications PLC	73,462	244,569	(b)
Telefonaktiebolaget LM Ericsson, Class B Shares	41,153	360,596	(b)

Total Communications Equipment		915,226

Electronic Equipment, Instruments & Components - 1.8%
Benchmark Electronics Inc.	5,877	201,934	(a)
CDW Corp.	2,753	393,238	(a)
Fabrinet	4,408	285,815	*(a)
Nippon Electric Glass Co. Ltd.	13,000	287,962	(b)

Total Electronic Equipment, Instruments & Components		1,168,949

IT Services - 0.5%
Appen Ltd.	19,723	311,288	(b)

See Notes to Schedule of Investments.

6	QS Global Market Neutral Fund 2019 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials Inc.	3,100	$189,224	(a)
ASM International NV	4,156	469,721	(b)
ASML Holding NV	1,650	491,387	(b)
Canadian Solar Inc.	14,000	309,400	*(a)
Dialog Semiconductor PLC	7,200	364,807	*(b)
NXP Semiconductors NV	3,500	445,410	(a)
Optorun Co. Ltd.	9,000	246,403	(b)
Qorvo Inc.	3,232	375,655	*(a)

Total Semiconductors & Semiconductor Equipment		2,892,007

Software - 3.7%
Check Point Software Technologies Ltd.	3,129	347,194	*(a)
Citrix Systems Inc.	3,379	374,731	(a)
CyberArk Software Ltd.	2,800	326,424	*(a)
Dropbox Inc., Class A Shares	9,550	171,041	*(a)
Fortinet Inc.	4,408	470,598	*(a)
Manhattan Associates Inc.	3,379	269,475	*(a)
Proofpoint Inc.	1,910	219,230	*(a)
Qualys Inc.	2,000	166,740	*(a)

Total Software		2,345,433

Technology Hardware, Storage & Peripherals - 0.7%
Brother Industries Ltd.	20,400	420,048	(b)

TOTAL INFORMATION TECHNOLOGY		8,052,951

MATERIALS - 9.8%
Chemicals - 2.5%
Eastman Chemical Co.	5,300	420,078	(a)
NewMarket Corp.	460	223,799	(a)
Showa Denko KK	11,800	310,823	(b)
Sumitomo Chemical Co. Ltd.	62,600	283,710	(b)
Ube Industries Ltd.	17,200	372,414	(b)

Total Chemicals		1,610,824

Construction Materials - 1.0%
LafargeHolcim Ltd., Registered Shares	7,187	398,532	*(b)
Sumitomo Osaka Cement Co. Ltd.	5,900	257,145	(b)

Total Construction Materials		655,677

Containers & Packaging - 0.4%
Rengo Co. Ltd.	30,000	228,465	(b)

Metals & Mining - 5.3%
Acerinox SA	27,300	308,469	(b)
BlueScope Steel Ltd.	40,000	423,831	(b)
Centerra Gold Inc.	41,100	326,951	*

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2019 Quarterly Report	7

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Evraz PLC	67,000	$359,605	(b)
Fortescue Metals Group Ltd.	35,000	263,798	(b)
Glencore PLC	131,161	410,131	(b)
Mitsui Mining & Smelting Co. Ltd.	9,300	246,920	(b)
Nippon Light Metal Holdings Co. Ltd.	155,000	333,118	(b)
OceanaGold Corp.	100,000	196,373
SEMAFO Inc.	70,000	145,547	*
Steel Dynamics Inc.	7,346	250,058	(a)
Warrior Met Coal Inc.	6,758	142,796	(a)

Total Metals & Mining		3,407,597

Paper & Forest Products - 0.6%
Oji Holdings Corp.	68,000	367,001	(b)

TOTAL MATERIALS		6,269,564

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Artis Real Estate Investment Trust	38,300	350,984
CoreCivic Inc.	8,668	150,650	(a)
Invincible Investment Corp.	350	199,382	(b)
Klepierre SA	10,285	390,960	(b)
Life Storage Inc.	2,792	302,318	(a)
SmartCentres Real Estate Investment Trust	9,500	228,328

Total Equity Real Estate Investment Trusts (REITs)		1,622,622

Real Estate Management & Development - 1.9%
Daiwa House Industry Co. Ltd.	7,700	238,558	(b)
PSP Swiss Property AG, Registered Shares	1,800	248,584	(b)
TAG Immobilien AG	16,162	401,697	(b)
TLG Immobilien AG	10,285	328,249	(b)

Total Real Estate Management & Development		1,217,088

TOTAL REAL ESTATE		2,839,710

UTILITIES - 3.1%
Electric Utilities - 1.8%
Chubu Electric Power Co. Inc.	23,500	331,474	(b)
Fortum oyj	11,754	289,966	(b)
Shikoku Electric Power Co. Inc.	23,500	233,580	(b)
Tohoku Electric Power Co. Inc.	27,800	274,959	(b)

Total Electric Utilities		1,129,979

Gas Utilities - 0.3%
Snam SpA	37,400	197,063	(b)

See Notes to Schedule of Investments.

8	QS Global Market Neutral Fund 2019 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY			SHARES	VALUE
Independent Power and Renewable Electricity Producers - 1.0%
Atlantica Yield PLC			9,000	$237,510	(a)
Drax Group PLC			95,227	395,623	(b)

Total Independent Power and Renewable Electricity Producers				633,133

TOTAL UTILITIES				1,960,175

TOTAL COMMON STOCKS (Cost - $54,827,719)				59,736,394

	RATE
PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Cost - $366,757)	2.210%		5,534	413,971	(b)

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
Repsol SA (Cost - $11,314)		—	23,959	11,368	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $55,205,790)				60,161,733

			SHARES
SHORT-TERM INVESTMENTS - 7.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $4,837,077)	1.486%		4,837,077	4,837,077

TOTAL INVESTMENTS - 101.8% (Cost - $60,042,867)				64,998,810
Liabilities in Excess of Other Assets - (1.8)%				(1,167,465)

TOTAL NET ASSETS - 100.0%				$63,831,345

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation used in this schedule:

ADR	—	American Depositary Receipts

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2019 Quarterly Report	9

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (94.2)%
COMMON STOCKS - (94.2)%
COMMUNICATION SERVICES - (5.7)%
Diversified Telecommunication Services - (2.2)%
Cellnex Telecom SA	(7,854)	$(338,502	)(a)
Elisa Oyj	(3,700)	(204,453	)(a)
Iliad SA	(1,724)	(223,701	)(a)
Masmovil Ibercom SA	(8,836)	(202,154	)*(a)
Telecom Italia SpA	(450,000)	(280,794	)*(a)
TPG Telecom Ltd.	(38,289)	(180,644	)(a)

Total Diversified Telecommunication Services		(1,430,248)

Entertainment - (0.8)%
Madison Square Garden Co., Class A Shares	(700)	(205,933	)*
Square Enix Holdings Co. Ltd.	(6,000)	(299,781	)(a)

Total Entertainment		(505,714)

Interactive Media & Services - (0.7)%
LINE Corp.	(4,600)	(226,248	)*(a)
Pinterest Inc., Class A Shares	(10,500)	(195,720	)*

Total Interactive Media & Services		(421,968)

Media - (1.0)%
CyberAgent Inc.	(6,000)	(208,889	)(a)
JCDecaux SA	(6,700)	(206,772	)(a)
Shaw Communications Inc., Class B Shares	(14,000)	(284,086)

Total Media		(699,747)

Wireless Telecommunication Services - (1.0)%
Millicom International Cellular SA, SDR	(974)	(46,689	)(a)
Sprint Corp.	(46,000)	(239,660	)*
Tele2 AB, Class B Shares	(19,779)	(286,911	)(a)

Total Wireless Telecommunication Services		(573,260)

TOTAL COMMUNICATION SERVICES		(3,630,937)

CONSUMER DISCRETIONARY - (15.0)%
Auto Components - (1.2)%
Aisin Seiki Co. Ltd.	(4,800)	(177,528	)(a)
Dorman Products Inc.	(2,209)	(167,265	)*
Freni Brembo SpA	(15,904)	(197,503	)(a)
Valeo SA	(5,700)	(201,822	)(a)

Total Auto Components		(744,118)

Automobiles - (1.5)%
Bayerische Motoren Werke AG	(3,100)	(255,197	)(a)
Mitsubishi Motors Corp.	(46,600)	(193,978	)(a)
Suzuki Motor Corp.	(5,800)	(242,943	)(a)
Thor Industries Inc.	(3,534)	(262,541)

Total Automobiles		(954,659)

Diversified Consumer Services - (0.3)%
OneSpaWorld Holdings Ltd.	(10,300)	(173,452	)*

See Notes to Schedule of Investments.

10	QS Global Market Neutral Fund 2019 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (4.7)%
Caesars Entertainment Corp.	(25,918)	$(352,485	)*
Eldorado Resorts Inc.	(4,565)	(272,257	)*
Great Canadian Gaming Corp.	(5,500)	(182,296	)*
GVC Holdings PLC	(36,585)	(429,054	)(a)
Oriental Land Co. Ltd.	(2,300)	(313,907	)(a)
Penn National Gaming Inc.	(7,363)	(188,198	)*
Restaurant Group PLC	(95,721)	(207,753	)(a)
Stars Group Inc.	(12,800)	(334,059	)*
TUI AG	(24,299)	(307,214	)(a)
Wingstop Inc.	(1,620)	(139,693)
Zensho Holdings Co. Ltd.	(10,300)	(233,017	)(a)

Total Hotels, Restaurants & Leisure		(2,959,933)

Household Durables - (1.7)%
Bonava AB, Class B Shares	(19,700)	(209,256	)(a)
Iida Group Holdings Co. Ltd.	(9,500)	(166,289	)(a)
Panasonic Corp.	(20,000)	(187,586	)(a)
Sony Corp., ADR	(5,100)	(346,800)
ZAGG Inc.	(21,000)	(170,310	)*

Total Household Durables		(1,080,241)

Internet & Direct Marketing Retail - (3.4)%
ASOS PLC	(4,700)	(210,845	)*(a)
Delivery Hero SE	(5,301)	(419,567	)*(a)
Farfetch Ltd., Class A Shares	(23,000)	(238,050	)*
Grubhub Inc.	(5,400)	(262,656	)*
Ocado Group PLC	(18,500)	(314,115	)*(a)
Rakuten Inc.	(19,200)	(164,679	)*(a)
Takeaway.com NV	(2,100)	(193,979	)*(a)
Zalando SE	(5,700)	(288,820	)*(a)

Total Internet & Direct Marketing Retail		(2,092,711)

Leisure Products - (1.0)%
Callaway Golf Co.	(10,308)	(218,530)
Shimano Inc.	(1,400)	(227,304	)(a)
Spin Master Corp.	(5,900)	(179,651	)*

Total Leisure Products		(625,485)

Multiline Retail - (0.6)%
Ollie’s Bargain Outlet Holdings Inc.	(2,800)	(182,868	)*
Wesfarmers Ltd.	(7,000)	(203,937	)(a)

Total Multiline Retail		(386,805)

Specialty Retail - (0.2)%
Valora Holding AG, Registered Shares	(400)	(111,574	)*(a)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2019 Quarterly Report	11

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (0.4)%
EssilorLuxottica SA	(1,673)	$(255,564	)(a)

TOTAL CONSUMER DISCRETIONARY		(9,384,542)

CONSUMER STAPLES - (3.8)%
Beverages - (0.8)%
Coca-Cola Bottlers Japan Holdings Inc.	(11,500)	(295,297	)(a)
Molson Coors Brewing Co., Class B Shares	(3,700)	(199,430)

Total Beverages		(494,727)

Food & Staples Retailing - (0.9)%
Aeon Co. Ltd.	(15,400)	(317,259	)(a)
J Sainsbury PLC	(85,413)	(261,835	)(a)

Total Food & Staples Retailing		(579,094)

Food Products - (1.2)%
Cranswick PLC	(3,047)	(136,988	)(a)
Hain Celestial Group Inc.	(7,363)	(191,107	)*
Kerry Group PLC, Class A Shares	(2,209)	(275,023	)(a)
Premium Brands Holdings Corp.	(2,900)	(203,137)

Total Food Products		(806,255)

Household Products - (0.3)%
Energizer Holdings Inc.	(3,600)	(180,792)

Personal Products - (0.6)%
Ontex Group NV	(7,545)	(159,163	)(a)
Shiseido Co. Ltd.	(3,600)	(257,416	)(a)

Total Personal Products		(416,579)

TOTAL CONSUMER STAPLES		(2,477,447)

ENERGY - (5.0)%
Energy Equipment & Services - (0.3)%
Cactus Inc., Class A Shares	(5,007)	(171,840)

Oil, Gas & Consumable Fuels - (4.7)%
Cheniere Energy Inc.	(4,093)	(249,960	)*
Diamondback Energy Inc.	(2,651)	(246,172)
Hess Corp.	(3,700)	(247,197)
Inter Pipeline Ltd.	(11,000)	(190,936)
Magnolia Oil & Gas Corp., Class A Shares	(23,268)	(292,711	)*
Noble Energy Inc.	(13,254)	(329,229)
Occidental Petroleum Corp.	(6,100)	(251,381)
ONEOK Inc.	(3,534)	(267,418)
Pembina Pipeline Corp.	(3,705)	(137,324)
SFL Corp. Ltd.	(11,800)	(171,572)

See Notes to Schedule of Investments.

12	QS Global Market Neutral Fund 2019 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Corp.	(6,921)	$(282,584)
TC Energy Corp.	(6,500)	(346,186)

Total Oil, Gas & Consumable Fuels		(3,012,670)

TOTAL ENERGY		(3,184,510)

FINANCIALS - (10.0)%
Banks - (3.5)%
Allegiance Bancshares Inc.	(4,500)	(169,200	)*
Atlantic Union Bankshares Corp.	(4,123)	(154,819)
Banco Santander SA, ADR	(54,500)	(225,630)
Commonwealth Bank of Australia	(3,534)	(198,677	)(a)
First Republic Bank	(1,767)	(207,534)
HSBC Holdings PLC	(43,107)	(338,526	)(a)
Independent Bank Group Inc.	(2,945)	(163,271)
National Australia Bank Ltd.	(12,902)	(223,557	)(a)
Royal Bank of Scotland Group PLC, ADR	(50,600)	(325,864)
Westpac Banking Corp.	(11,800)	(201,085	)(a)

Total Banks		(2,208,163)

Capital Markets - (3.7)%
AJ Bell PLC	(31,000)	(176,560	)(a)
Anima Holding SpA	(41,234)	(212,985	)(a)
ASX Ltd.	(4,600)	(253,688	)(a)
Brookfield Asset Management Inc., Class A Shares	(4,000)	(231,200)
CME Group Inc.	(1,400)	(281,008)
Deutsche Bank AG, Registered Shares	(41,000)	(318,072	)(a)
Interactive Brokers Group Inc., Class A Shares	(4,100)	(191,142)
Janus Henderson Group PLC	(9,000)	(220,050)
KKR & Co. Inc., Class A Shares	(6,500)	(189,605)
St. James’s Place PLC	(22,000)	(340,417	)(a)

Total Capital Markets		(2,414,727)

Diversified Financial Services - (1.1)%
Industrivarden AB, Class C Shares	(12,400)	(299,450	)(a)
Jefferies Financial Group Inc.	(10,000)	(213,700)
Kinnevik AB, Class B Shares	(7,100)	(173,743	)(a)

Total Diversified Financial Services		(686,893)

Insurance - (1.4)%
Brown & Brown Inc.	(7,363)	(290,691)
Hiscox Ltd.	(8,836)	(167,111	)(a)
Kinsale Capital Group Inc.	(1,600)	(162,656)
Phoenix Group Holdings PLC	(20,800)	(206,839	)(a)

Total Insurance		(827,297)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2019 Quarterly Report	13

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - (0.3)%
AGNC Investment Corp.	(11,200)	$(198,016)

TOTAL FINANCIALS		(6,335,096)

HEALTH CARE - (6.3)%
Biotechnology - (0.3)%
Grifols SA, ADR	(7,400)	(172,346)

Health Care Equipment & Supplies - (2.1)%
Asahi Intecc Co. Ltd.	(12,100)	(356,267	)(a)
Avanos Medical Inc.	(4,300)	(144,910	)*
Axonics Modulation Technologies Inc.	(6,700)	(185,657	)*
Cantel Medical Corp.	(2,209)	(156,618)
Straumann Holding AG, Registered Shares	(250)	(245,387	)(a)
Sysmex Corp.	(3,800)	(258,291	)(a)

Total Health Care Equipment & Supplies		(1,347,130)

Health Care Technology - (0.7)%
M3 Inc.	(10,900)	(329,155	)(a)
Tabula Rasa HealthCare Inc.	(3,240)	(157,723	)*

Total Health Care Technology		(486,878)

Life Sciences Tools & Services - (1.1)%
Lonza Group AG, Registered Shares	(685)	(249,830	)*(a)
QIAGEN NV	(5,449)	(186,277	)*(a)
QIAGEN NV	(6,600)	(223,080	)*

Total Life Sciences Tools & Services		(659,187)

Pharmaceuticals - (2.1)%
Catalent Inc.	(4,300)	(242,090	)*
Dechra Pharmaceuticals PLC	(4,565)	(175,652	)(a)
GW Pharmaceuticals PLC, ADR	(2,100)	(219,576	)*
MyoKardia Inc.	(2,945)	(214,646	)*
Nektar Therapeutics	(8,600)	(185,631	)*
Takeda Pharmaceutical Co. Ltd., ADR	(17,000)	(335,410)

Total Pharmaceuticals		(1,373,005)

TOTAL HEALTH CARE		(4,038,546)

INDUSTRIALS - (17.9)%
Aerospace & Defense - (1.5)%
CAE Inc.	(7,800)	(206,510)
Cubic Corp.	(3,100)	(197,067)
Rolls-Royce Holdings PLC	(38,000)	(344,096	)*(a)
Rolls-Royce Holdings PLC	(1,748,000)	(2,315	)*(b)
Saab AB, Class B Shares	(6,846)	(229,264	)(a)

Total Aerospace & Defense		(979,252)

See Notes to Schedule of Investments.

14	QS Global Market Neutral Fund 2019 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Air Freight & Logistics - (0.4)%
Cargojet Inc.	(3,500)	$(278,507)

Airlines - (0.7)%
Air France-KLM	(19,400)	(215,972	)*(a)
easyJet PLC	(14,874)	(282,932	)(a)

Total Airlines		(498,904)

Building Products - (0.3)%
Resideo Technologies Inc.	(15,600)	(186,108	)*

Commercial Services & Supplies - (1.4)%
Babcock International Group PLC	(26,507)	(221,511	)(a)
ISS A/S	(9,000)	(216,120	)(a)
Stericycle Inc.	(3,682)	(234,948	)*
Waste Connections Inc.	(2,700)	(245,247)

Total Commercial Services & Supplies		(917,826)

Construction & Engineering - (0.8)%
Balfour Beatty PLC	(84,803)	(294,395	)(a)
SNC-Lavalin Group Inc.	(9,000)	(207,578)

Total Construction & Engineering		(501,973)

Electrical Equipment - (1.4)%
Nidec Corp.	(2,400)	(327,850	)(a)
Prysmian SpA	(12,379)	(298,302	)(a)
Sanyo Denki Co. Ltd.	(2,200)	(108,490	)(a)
TKH Group NV	(2,798)	(156,899	)(a)

Total Electrical Equipment		(891,541)

Industrial Conglomerates - (0.9)%
DCC PLC	(2,209)	(192,283	)(a)
Keihan Holdings Co. Ltd.	(4,400)	(214,174	)(a)
Smiths Group PLC	(9,800)	(219,102	)(a)

Total Industrial Conglomerates		(625,559)

Machinery - (4.6)%
CKD Corp.	(10,900)	(183,181	)(a)
Daifuku Co. Ltd.	(5,200)	(314,447	)(a)
FANUC Corp.	(1,800)	(332,439	)(a)
Hitachi Construction Machinery Co. Ltd.	(10,800)	(321,317	)(a)
Knorr-Bremse AG	(2,062)	(209,885	)(a)
Makita Corp.	(5,700)	(197,329	)(a)
MISUMI Group Inc.	(14,300)	(353,620	)(a)
SMC Corp.	(670)	(306,263	)(a)
Toro Co.	(2,450)	(195,192)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2019 Quarterly Report	15

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Machinery - (continued)
Weir Group PLC	(16,962)	$(339,410	)(a)
Xylem Inc.	(2,651)	(208,872)

Total Machinery		(2,961,955)

Professional Services - (1.9)%
Capita PLC	(176,717)	(384,792	)*(a)
Clarivate Analytics PLC	(14,700)	(246,960	)*
Equifax Inc.	(1,767)	(247,592)
Morneau Shepell Inc.	(12,400)	(322,665)

Total Professional Services		(1,202,009)

Road & Rail - (1.9)%
Kintetsu Group Holdings Co. Ltd.	(5,200)	(281,802	)(a)
Kyushu Railway Co.	(7,200)	(241,387	)(a)
Odakyu Electric Railway Co. Ltd.	(11,000)	(256,554	)(a)
Tokyu Corp.	(15,500)	(286,394	)(a)
Uber Technologies Inc.	(7,500)	(223,050	)*

Total Road & Rail		(1,289,187)

Trading Companies & Distributors - (0.5)%
Trusco Nakayama Corp.	(12,400)	(317,308	)(a)

Transportation Infrastructure - (1.6)%
Auckland International Airport Ltd.	(54,039)	(318,373	)(a)
Japan Airport Terminal Co. Ltd.	(7,000)	(387,398	)(a)
Transurban Group	(32,000)	(335,534	)(a)

Total Transportation Infrastructure		(1,041,305)

TOTAL INDUSTRIALS		(11,691,434)

INFORMATION TECHNOLOGY - (12.5)%
Communications Equipment - (0.4)%
Nokia Oyj, ADR	(71,600)	(265,636)

Electronic Equipment, Instruments & Components - (2.9)%
Corning Inc.	(9,200)	(267,812)
Electrocomponents PLC	(22,500)	(202,241	)(a)
Hexagon AB, Class B Shares	(5,800)	(324,966	)(a)
Omron Corp.	(3,100)	(180,596	)(a)
Renishaw PLC	(2,960)	(149,147	)(a)
Spectris PLC	(6,038)	(233,126	)(a)
Taiyo Yuden Co. Ltd.	(5,800)	(177,887	)(a)
Yaskawa Electric Corp.	(7,800)	(294,329	)(a)

Total Electronic Equipment, Instruments & Components		(1,830,104)

See Notes to Schedule of Investments.

16	QS Global Market Neutral Fund 2019 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
IT Services - (2.5)%
GMO Payment Gateway Inc.	(2,900)	$(199,510	)(a)
InterXion Holding NV	(3,742)	(313,617	)*
Nexi SpA	(20,322)	(282,276	)*(a)
NEXTDC Ltd.	(60,218)	(279,001	)*(a)
Twilio Inc., Class A Shares	(2,394)	(235,282	)*
Worldline SA	(4,100)	(290,988	)*(a)

Total IT Services		(1,600,674)

Semiconductors & Semiconductor Equipment - (2.5)%
Cree Inc.	(3,100)	(143,065	)*
Disco Corp.	(1,200)	(285,638	)(a)
Infineon Technologies AG	(15,816)	(362,691	)(a)
Mitsui High-Tec Inc.	(10,700)	(168,919	)(a)
SCREEN Holdings Co. Ltd.	(4,400)	(301,133	)(a)
SOITEC	(1,500)	(158,330	)*(a)
u-blox Holding AG	(2,026)	(204,644	)(a)

Total Semiconductors & Semiconductor Equipment		(1,624,420)

Software - (3.5)%
2U Inc.	(7,185)	(172,368	)*
8x8 Inc.	(10,416)	(190,613	)*
Altair Engineering Inc., Class A Shares	(4,565)	(163,929	)*
Appfolio Inc., Class A Shares	(1,620)	(178,119	)*
Ceridian HCM Holding Inc.	(2,900)	(196,852	)*
Guidewire Software Inc.	(2,503)	(274,754	)*
LivePerson Inc.	(4,600)	(170,200	)*
SAP SE, ADR	(2,600)	(348,374)
Slack Technologies Inc., Class A Shares	(6,400)	(143,872	)*
Smartsheet Inc., Class A Shares	(4,100)	(184,172	)*
Talend SA, ADR	(4,400)	(172,084	)*

Total Software		(2,195,337)

Technology Hardware, Storage & Peripherals - (0.7)%
S&T AG	(6,332)	(151,297	)(a)
Western Digital Corp.	(4,800)	(304,656)

Total Technology Hardware, Storage & Peripherals		(455,953)

TOTAL INFORMATION TECHNOLOGY		(7,972,124)

MATERIALS - (10.1)%
Chemicals - (5.8)%
Chr Hansen Holding A/S	(2,600)	(206,544	)(a)
Elementis PLC	(99,877)	(237,431	)(a)
Givaudan SA, Registered Shares	(62)	(194,043	)(a)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2019 Quarterly Report	17

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Chemicals - (continued)
Hitachi Chemical Co. Ltd.	(6,800)	$(284,608	)(a)
International Flavors & Fragrances Inc.	(2,209)	(285,005)
Linde PLC	(1,399)	(297,847)
Nippon Paint Holdings Co. Ltd.	(6,600)	(341,460	)(a)
Nufarm Ltd.	(54,000)	(219,527	)*(a)
Scapa Group PLC	(40,000)	(129,955	)(a)
Shin-Etsu Chemical Co. Ltd.	(1,800)	(197,344	)(a)
Sika AG, Registered Shares	(2,062)	(388,314	)(a)
Taiyo Nippon Sanso Corp.	(16,000)	(354,454	)(a)
Umicore SA	(6,851)	(334,003	)(a)
Victrex PLC	(8,836)	(292,585	)(a)

Total Chemicals		(3,763,120)

Construction Materials - (0.4)%
Summit Materials Inc., Class A Shares	(10,314)	(246,505	)*

Containers & Packaging - (0.5)%
DS Smith PLC	(57,875)	(295,328	)(a)

Metals & Mining - (2.7)%
Agnico Eagle Mines Ltd.	(5,400)	(332,596)
Constellium SE	(11,600)	(155,440	)*
Franco-Nevada Corp.	(3,200)	(330,436)
Fresnillo PLC	(33,463)	(283,630	)(a)
Hecla Mining Co.	(68,900)	(233,571)
Hitachi Metals Ltd.	(12,100)	(177,764	)(a)
thyssenkrupp AG	(20,100)	(271,411	)(a)

Total Metals & Mining		(1,784,848)

Paper & Forest Products - (0.7)%
Mondi PLC	(9,867)	(232,926	)(a)
Stora Enso Oyj, Class R Shares	(13,500)	(196,181	)(a)

Total Paper & Forest Products		(429,107)

TOTAL MATERIALS		(6,518,908)

REAL ESTATE - (4.5)%
Equity Real Estate Investment Trusts (REITs) - (3.9)%
Agree Realty Corp.	(2,651)	(186,021)
Alexandria Real Estate Equities Inc.	(1,700)	(274,686)
Digital Realty Trust Inc.	(2,400)	(287,376)
Healthcare Realty Trust Inc.	(6,627)	(221,143)
Healthpeak Properties Inc.	(6,500)	(224,055)
Inmobiliaria Colonial Socimi SA	(17,500)	(223,302	)(a)
JBG SMITH Properties	(6,400)	(255,296)
Nomura Real Estate Master Fund Inc.	(166)	(283,685	)(a)

See Notes to Schedule of Investments.

18	QS Global Market Neutral Fund 2019 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Primary Health Properties PLC	(48,587)	$(102,925	)(a)
Shaftesbury PLC	(15,904)	(200,093	)(a)
Washington Real Estate Investment Trust	(5,891)	(171,899)

Total Equity Real Estate Investment Trusts (REITs)		(2,430,481)

Real Estate Management & Development - (0.6)%
Capital & Counties Properties PLC	(59,013)	(205,567	)(a)
Deutsche Wohnen SE	(5,200)	(212,506	)(a)

Total Real Estate Management & Development		(418,073)

TOTAL REAL ESTATE		(2,848,554)

UTILITIES - (3.4)%
Electric Utilities - (0.4)%
Emera Inc.	(5,900)	(253,484)

Independent Power and Renewable Electricity Producers - (0.6)%
Innergex Renewable Energy Inc.	(12,700)	(164,893)
Scatec Solar ASA	(15,000)	(212,535	)(a)

Total Independent Power and Renewable Electricity Producers		(377,428)

Multi-Utilities - (0.9)%
E.ON SE	(22,400)	(239,565	)(a)
Innogy SE	(6,367)	(318,578	)(a)

Total Multi-Utilities		(558,143)

Water Utilities - (1.5)%
American Water Works Co. Inc.	(2,356)	(289,435)
Aqua America Inc.	(6,500)	(305,110)
Severn Trent PLC	(8,600)	(287,013	)(a)

Total Water Utilities		(881,558)

TOTAL UTILITIES		(2,070,613)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(54,424,657))		$(60,152,711)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

SDR	— Swedish Depository Receipts

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2019 Quarterly Report	19

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

At December 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	8,634,934	GBP	6,580,000	Bank of New York	1/17/20	$(85,205)
USD	11,856,423	JPY	1,295,326,000	Bank of New York	1/17/20	(76,351)
USD	3,975,794	CAD	5,226,000	Citibank N.A.	1/17/20	(49,074)
USD	7,996,605	EUR	7,154,000	Northern Trust Co.	1/17/20	(36,516)

Total						$(247,146)

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	QS Global Market Neutral Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

21

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$1,411,805	$2,418,151	—	$3,829,956
Consumer Discretionary	3,298,111	5,770,848	—	9,068,959
Consumer Staples	903,558	1,689,426	—	2,592,984
Energy	975,413	2,026,029	—	3,001,442
Financials	1,700,860	4,716,822	—	6,417,682
Health Care	2,576,994	1,422,698	—	3,999,692
Industrials	4,593,540	7,109,739	—	11,703,279
Information Technology	4,856,170	3,196,781	—	8,052,951
Materials	1,705,602	4,563,962	—	6,269,564
Real Estate	1,032,280	1,807,430	—	2,839,710
Utilities	237,510	1,722,665	—	1,960,175
Preferred Stocks	—	413,971	—	413,971
Rights	11,368	—	—	11,368

Total Long-Term Investments	23,303,211	36,858,522	—	60,161,733

Short-Term Investments†	4,837,077	—	—	4,837,077

Total Investments	$28,140,288	$36,858,522	—	$64,998,810

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†:
Common Stocks:
Communication Services	$925,399	$2,705,538	—	$3,630,937
Consumer Discretionary	3,671,111	5,713,431	—	9,384,542
Consumer Staples	774,466	1,702,981	—	2,477,447
Energy	3,184,510	—	—	3,184,510
Financials	3,224,386	3,110,710	—	6,335,096
Health Care	2,237,687	1,800,859	—	4,038,546
Industrials	3,000,296	8,688,823	$2,315	11,691,434
Information Technology	3,725,405	4,246,719	—	7,972,124
Materials	1,881,400	4,637,508	—	6,518,908
Real Estate	1,620,476	1,228,078	—	2,848,554
Utilities	1,012,922	1,057,691	—	2,070,613

Total Securities Sold Short	25,258,058	34,892,338	2,315	60,152,711

Other Financial Instruments:
Forward Foreign Currency Contracts	—	247,146	—	247,146

Total	$25,258,058	$35,139,484	$2,315	$60,399,857

†	See Schedule of Investments for additional detailed categorizations.

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